COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use asset, after accumulated amortization	$ 144	$ 177	$ 23
Operating lease right-of-use assets, net	474	700	926
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease, right-of-use asset, after accumulated amortization	144	177	23
Operating lease right-of-use assets, net	440	653	907
Building [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets, net	$ 34	$ 47	$ 19